Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The following table shows changes in the carrying amount of Goodwill for the years ended December 31, 2011, 2010, and 2009 (in millions):

Amount
Goodwill as of December 31, 2008	$406.0
Acquisition of interest in joint venture entity	2.6
Allocation to discontinued operations related to expected sale of hospital	(0.9)
Goodwill as of December 31, 2009	407.7
Acquisitions	12.6
Goodwill as of December 31, 2010	420.3
Acquisition	1.4
Goodwill as of December 31, 2011	$421.7

Schedule of Intangible Assets by Major Class
The following table provides information regarding our other intangible assets (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net
Certificates of need:
2011	$7.0	$(2.3)	$4.7
2010	6.2	(2.1)	4.1
Licenses:
2011	$50.2	$(41.7)	$8.5
2010	50.2	(39.4)	10.8
Noncompete agreements:
2011	$33.0	$(17.1)	$15.9
2010	30.1	(12.4)	17.7
Tradenames:
2011	$15.0	$(8.0)	$7.0
2010	14.3	(7.3)	7.0
Internal-use software:
2011	$64.8	$(51.1)	$13.7
2010	54.1	(44.4)	9.7
Market access assets:
2011	$13.2	$(5.3)	$7.9
2010	13.2	(4.0)	9.2
Total intangible assets:
2011	$183.2	$(125.5)	$57.7
2010	168.1	(109.6)	58.5

Schedule of Amortization Expense, Intangible Assets	Amortization expense for other intangible assets is as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Amortization expense	$15.2	$12.9	$11.9

Schedule of Future Estimated Amortization Expense, Intangible Assets
Total estimated amortization expense for our other intangible assets for the next five years is as follows (in millions):

Year Ending December 31,	Estimated Amortization Expense
2012	$12.1
2013	9.4
2014	7.2
2015	6.1
2016	4.9